Issued Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2018
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Movements of Authorized Shares and Shares Issued

The movements of authorized shares and shares issued for the years ended December 31, 2016, 2017 and 2018 are as follows:

	Number of authorized shares (Share capital with no-par value)	Number of shares issued (Share capital with no-par value)		Share capital (In millions of yen)
		Common shares	Class A shares
January 1, 2016	690,000,000	—	174,992,000	12,596
Conversion of class A shares to common shares(1)	—	174,992,000	(174,992,000)	—
Initial public offering(2)	—	40,250,000	—	63,424
Exercise of stock options(3)	—	2,533,500	—	1,836

December 31, 2016	690,000,000	217,775,500	—	77,856

Exercise of stock options(3)	—	19,713,500	—	12,513
Issuance of common shares(4)	—	1,007,810	—	2,000

December 31, 2017	690,000,000	238,496,810	—	92,369
Exercise of stock options(3)	—	855,500	—	1,195

Issuance of common shares(5)	—	1,172,332	—	2,500

December 31, 2018	690,000,000	240,524,642	—	96,064

(1)

Through an amendment of its article of incorporation effective as of March 31, 2016, the Company terminated its dual class structure of shares and converted all outstanding class A shares to common shares.

(2)

The Company issued 35,000,000 shares of common shares through the initial public offering of new shares on July 14, 2016. Additionally, on August 16, 2016, Nomura Securities Co., Ltd. and Morgan Stanley & Co. LLC. exercised their options to purchase 5,250,000 additional common shares in an allotment of new shares. As of December 31, 2016, there were no outstanding over-allotment options granted to underwriters.

(3)	Refer to Note 27 Share-Based Payments for further details.
(4)

In conjunction with the introduction of the Employee Stock Ownership Plans Trust (J-ESOP) on July 18, 2017, the Company issued 1,007,810 common shares to Trust & Custody Services Bank, Ltd. (Trust E account). The total amount of issued shares was 4,000 million yen, which increased share capital by 2,000 million yen.

(5)

The Group implements the Employee Stock Ownership Plans Trust ((J-ESOP) and issued 1,172,332 common shares to Trust & Custody Services Bank, Ltd. (Trust E account) on April 25, 2018. The total amount of issued shares was 5,000 million yen, which increased share capital by 2,500 million yen.

Movements in Share Premium

The movements in share premium for the years ended December 31, 2016, 2017 and 2018 are as follows:

	(In millions of yen)
	Stock option	Common control business combinations	Others(1)	Share premium total
January 1, 2016	15,023	294	3,666	18,983
Share-based payments(2)	9,520	—	—	9,520
Exercise of stock options(2)	(2,548)	—	2,460	(88)
Forfeiture of stock options(2)	(60)	—	—	(60)
Initial public offering(3)	—	—	63,424	63,424
Cost related to initial public offering(4)	—	—	(571)	(571)

December 31, 2016	21,935	294	68,979	91,208

Share-based payments(2)	1,882	—	—	1,882
Exercise of stock options(2)	(16,746)	—	15,721	(1,025)
Forfeiture of stock options(2)	(9)	—	—	(9)
Issuance of common shares(5)	—	—	2,000	2,000
Cost related to issuance of common shares(4)	—	—	(73)	(73)
Acquisition of non-controlling interest	—	—	(423)	(423)

December 31, 2017	7,062	294	86,204	93,560

Share-based payments(2)	1,336	—	—	1,336
Exercise of stock options(2)	(1,652)	—	1,459	(193)
Forfeiture of stock options(2)	(37)	—	—	(37)
Issuance of common shares(6)	—	—	2,500	2,500
Issuance of convertible bonds with stock acquisition rights(7)	4,175	—	—	4,175
Cost related to issuance of common shares(4)	—	—	(18)	(18)
Changes in interests in subsidiaries(8)	—	(488)	17,928	17,440
Disposal of treasury shares	(167)	—	30	(137)

December 31, 2018	10,717	(194)	108,103	118,626

(1)	Others mainly consists of capital reserve required under the Companies Act of Japan.
(2)	Refer to Note 27 Share-Based Payments for further detail.
(3)

The Company issued 35,000,000 common shares through the initial public offering of new shares on July 14, 2016. Additionally, on August 16, 2016, Nomura Securities Co., Ltd. and Morgan Stanley & Co. LLC. exercised their options to purchase 5,250,000 additional shares of common stock in an allotment of new shares. As of December 31, 2016, there were no outstanding allotment options granted to underwriters.

(4)	Incremental costs directly attributable to the issuance of common shares are recognized as a deduction from equity, net of any tax effects.
(5)

In conjunction with the introduction of the Employee Stock Ownership Plans Trust (J-ESOP) on July 18, 2017, the Company issued 1,007,810 common shares to Trust & Custody Services Bank, Ltd. (Trust E account). The total amount of issuance price of shares was 4,000 million yen, which increased share premium by 2,000 million yen.

(6)

The Group implements the Employee Stock Ownership Plan ((J-ESOP) and issued 1,172,332 common shares to Trust & Custody Services Bank Ltd. on April 25, 2018. The total amount of issued shares was 5,000 million yen, which increased share premium by 2,500 million yen.

(7)	Refer to Note 15 Financial Assets and Financial Liabilities for further details.
(8)

Changes in interests in subsidiaries include increase in share premium of 17,892 million yen due to the changes in percentage of ownership in connection with third-party allotments by our subsidiaries as well as the decrease in share premium of 488 million yen due to the changes in the percentage of ownership resulting from absorption type mergers within subsidiaries of the Group.

Summary of Movement of Treasury Shares

The movements in treasury shares for the year ended December 31, 2017 and 2018 are as follows:

	Number of shares (Common share with no-par value)	Amount (In millions of yen)
January 1, 2017	—	—
Increase during the year(1)	1,007,810	4,000
Decrease during the year(2)	(100)	(0)

December 31, 2017	1,007,710	4,000

Increase during the year(3)	1,173,285	5,004
Decrease during the year(2)	(201,220)	(799)

December 31, 2018	1,979,775	8,205

(1)

In conjunction with the introduction of the Employee Stock Ownership Plan (J-ESOP) on July 18, 2017, the Company issued 1,007,810 common shares to Trust & Custody Services Bank, Ltd. (Trust E account), of which total amount was 4,000 million yen.

(2)	Decrease is due to the sales of shares by Trust & Custody Services Bank, Ltd. (Trust E account).
(3)

The Group implements the Employee Stock Ownership Plan (JESOP) and issued 1,172,332 common shares to Trust & Custody Services Bank, Ltd. (Trust E account) on April 25, 2018. The total amount of issued shares was 5,000 million yen.